Material Accounting Policies - Schedule of Currency Exchange Rate Used in Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Currency Exchange Rate Used in Consolidated Financial Statements [Line Items]
RM to USD Year End	4.4704	4.5893	4.4025
RM to USD Average Rate	4.5606	4.568	4.3983